Deferred Policy Acquisition Costs and Present Value of Future Profits (Changes in deferred policy acquisition costs and present value of future profits) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in deferred policy acquisition costs and present value of future profits
Balance, beginning of period	$ 6,556	[1]	$ 7,473	[1]	$ 8,127
Deferred Costs	1,639		1,696		1,729
Amortization — DAC	(1,844)		(2,025)		(1,816)
Amortization — Unlock benefit (charge), pre-tax	(144)		(419)		107
Adjustments to unrealized gains and losses on securities available-for-sale and other	(364)	[2],[3]	(240)	[2],[3]	(874)	[2],[3]
Effect of currency translation	(118)		71		191
Cumulative effect of accounting change, pre-tax	0	[4]	0	[4]	9	[4]
Balance, end of period	$ 5,725	[1]	$ 6,556	[1]	$ 7,473	[1]

[1]	For further information, see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements.
[2]	Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 of the Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of the Hartford Investment Canada Corporation in 2010.
[3]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.
[4]	For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.